Additional Information on Operating Expenses by Nature - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of sales [member]
Disclosure Of Depreciation Amortization And Impairment [line items]
Full cost reallocation from the aggregate depreciation, amortization and impairment expense to cost of good sold	$ (11)	$ (5)	$ 5